Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Short-term Debt

Short-term borrowings at March 31, 2012 and 2013 consist of the following:

	Yen in millions
	March 31
	2012	2013
Loans, principally from banks with average interest at March 31, 2012 and 2013 of 0.22% and 0.21% per annum, respectively	¥59,608	¥32,798
Commercial papers with average interest at March 31, 2012 of 0.11% per annum	27,000	—

	¥86,608	¥32,798

Schedule of Long-term Debt Instruments

Long-term debt at March 31, 2012 and 2013 is comprised of the following:

	Yen in millions
	March 31
	2012	2013
Unsecured loans, representing obligations principally to banks and an insurance company Due 2012 to 2026 in 2012 with interest ranging from 0.00% to 6.40% per annum in 2012 Due 2013 to 2026 in 2013 with interest ranging from 0.00% to 6.40% per annum in 2013	¥255	¥73,925
Zero coupon convertible bonds due 2015 Convertible at ¥10,626 for one common share, redeemable before due date (see notes below)	100,347	100,247
Unsecured straight bonds due 2017 Interest at 0.39% per annum in 2013	—	65,000
Unsecured straight bonds due 2019 Interest at 0.60% per annum in 2013	—	15,000
Unsecured straight bonds due 2022 Interest at 0.96% per annum in 2013	—	20,000
Unsecured straight bonds due 2014 Issued by subsidiaries in 2011 which was newly consolidated in 2013 Interest at 0.72% per annum in 2013	—	100
Long-term capital lease obligations Due 2012 to 2026 in 2012, with interest from 0.00% to 9.15% per annum in 2012 Due 2013 to 2019 in 2013, with interest from 0.00% to 8.27% per annum in 2013	1,308	5,627

	101,910	279,899
Less—Bonds current portion due within one year	—	(100,247)
Less—Long-term debt current portion due within one year	(22)	(31,841)
Less—Capital lease obligation current portion due within one year	(652)	(1,540)

	¥101,236	¥146,271

Schedule of Maturities of Long-term Debt

The aggregate amounts of annual maturity of long-term debt during the next five years are as follows:

Yen in millions
Year ending March 31
2014	¥133,628
2015	26,184
2016	18,899
2017	515
2018	65,540
2019 and thereafter	¥35,133

Yen Denominated zero coupon convertible bonds due 2015
Schedule of Long-term Debt Instruments	Detail of Zero coupon convertible bonds, due 2015 is as follow;

	Yen in millions
	March 31
	2012	2013
Principal amount	¥100,000	¥100,000
Unamortized premium	347	247

Total	¥100,347	¥100,247